Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity (Deficit)
Stockholders’ Equity (Deficit)
Common Stock - Our authorized capital stock consists of 100,000,000 shares of common stock with a par value of $0.0001 per share, with 20,563,059 shares outstanding as of June 30, 2014.
Preferred Stock - Our authorized capital stock consists of 1,000,000 shares of preferred stock with a par value of $0.0001 per share, with no shares outstanding as of June 30, 2014.
Earnings Per Share - Basic earnings per share is determined by dividing net income by the weighted average number of common shares outstanding during the year. Diluted earnings per share, and all other diluted per share amounts presented, are determined by dividing net income by the weighted average number of common shares and potential common shares outstanding during the period as determined by the Treasury Stock Method. Under the treasury stock method, the tax-effected proceeds that hypothetically would be received from the exercise of all in-the-money options are assumed to be used to repurchase shares. Potential common shares are included in the diluted earnings per share calculation when dilutive. Diluted earnings per share for the three months ended June 30, 2014 and 2013, include the effects of potential common shares consisting of common stock issuable upon exercise of outstanding stock options and warrants when dilutive (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Net (loss) income attributable to common stockholders — basic and diluted	$(26,898)	$(2,200)	$(65,237)	$(2,003)
Weighted average number of common shares outstanding	20,559	14,741	20,554	13,473
Dilutive effect of outstanding stock options and warrants after application of the treasury stock method	—	—	—	—
Dilutive shares outstanding	20,559	14,741	20,554	13,473
Basic (loss) earnings per share attributable to common stockholders	$(1.31)	$(0.15)	$(3.17)	$(0.15)
Diluted (loss) earnings per share attributable to common stockholders	$(1.31)	$(0.15)	$(3.17)	$(0.15)

For the three months ended June 30, 2014, diluted earnings per share exclude approximately 304,563 shares issuable upon exercise of outstanding stock options and 5,838,334 shares underlying our warrants as the effect would have been anti-dilutive. Earnout Shares of 1,250,000 and 284,091 shares held by sponsors of ROI have not been considered in the basic or diluted per share calculation since they have not vested as of June 30, 2014.
As of June 30, 2014, there were 304,563 shares of common stock issuable upon exercise of outstanding options and 5,838,334 shares of common stock issuable upon exercise of outstanding warrants.
Common Stock Warrants - We issued 11,676,667 warrants, which are exercisable for 5,838,334 shares of common stock at $6.00 per half share which expire on May 21, 2018.
New Equity Investment - On July 30, 2014, the Company issued (i) Series A Senior Redeemable Preferred Stock and warrants, which are exercisable for 4,438,004 shares of common stock at $0.01 per share, to the Monomoy Funds, and (ii) warrants, which are exercisable for 2,958,670 shares of common stock at $0.01 per share, to the consenting lenders to the Term Loan Amendment (the “Lenders Warrants”). See Note 16 Subsequent Events.
Dividends - The terms of the Term Loan and ABL Facilities restrict the payment or distribution of our cash or other assets, including cash dividend payments.

Stockholders’ Equity (Deficit)
Common Stock - Our authorized capital stock consists of 100,000,000 shares of common stock with a par value of $.0001 per share.
Preferred Stock - Our authorized capital stock consists of 1,000,000 shares of preferred stock with a par value of $0.0001 per share, with no shares outstanding as of December 31, 2013.
Earnings Per Share - Basic earnings per share is determined by dividing net income by the weighted average number of common shares outstanding during the year. Diluted earnings per share, and all other diluted per share amounts presented, are determined by dividing net income by the weighted average number of common shares and potential common shares outstanding during the period as determined by the Treasury Stock Method. Under the treasury stock method, the tax-effected proceeds that hypothetically would be received from the exercise of all in-the-money options are assumed to be used to repurchase shares. Potential common shares are included in the diluted earnings per share calculation when dilutive. Diluted earnings per share for years ended December 31, 2013 and 2012, include the effects of potential common shares consisting of common stock issuable upon exercise of outstanding stock options and warrants when dilutive (in thousands, except per share amounts):

	2013	2012
Net loss attributable to common stockholders — basic and diluted	$(17,401)	$(3,957)
Weighted average number of common shares outstanding	16,832	12,190
Dilutive effect of outstanding stock options and warrants after application of the treasury stock method	—	—
Dilutive shares outstanding	16,832	12,190
Basic loss per share attributable to common stockholders	$(1.03)	$(0.32)
Diluted loss per share attributable to common stockholders	$(1.03)	$(0.32)

As of December 31, 2013, diluted earnings per share exclude approximately 76,523 shares of outstanding stock options and 5,838,334 shares of our warrants as the effect would have been anti-dilutive. Earnout Shares of 1,250,000 and 284,091 shares held by sponsors of ROI have not been considered in the basic or diluted per share calculation since they have not vested as of December 31, 2013.
As of December 31, 2013, there were 568,516 shares of common stock issuable upon exercise of outstanding options and 5,838,334 shares of common stock issuable upon exercise of outstanding warrants.
Common Stock Warrants - We issued 11,676,667 warrants, which are exercisable for 5,838,334 shares of common stock at $6.00 per half share.
Dividends - The terms of the Term Loan and ABL Facilities restricts the payment or distribution of our cash or other assets, including cash dividend payments.